Other Financial Liabilities - Summary of Carrying Amount and Fair Value of Borrowings (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Carrying amount [member]
Disclosure of finance lease and operating lease by lessor [line items]
Carrying amount	S/ 1,690,063	S/ 2,380,438
Carrying amount [member] | Bank Overdrafts [member]
Disclosure of finance lease and operating lease by lessor [line items]
Carrying amount	120	8,396
Carrying amount [member] | Bank Loan [member]
Disclosure of finance lease and operating lease by lessor [line items]
Carrying amount	1,561,634	2,131,901
Carrying amount [member] | Finance Lease [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Carrying amount	128,309	240,141
At fair value [member]
Disclosure of finance lease and operating lease by lessor [line items]
Carrying amount	1,768,160	2,391,375
At fair value [member] | Bank Overdrafts [member]
Disclosure of finance lease and operating lease by lessor [line items]
Carrying amount	120	8,396
At fair value [member] | Bank Loan [member]
Disclosure of finance lease and operating lease by lessor [line items]
Carrying amount	1,627,000	2,142,890
At fair value [member] | Finance Lease [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Carrying amount	S/ 141,040	S/ 240,089